Average Annual Total Returns - FidelityFactorETFs-ComboPRO - FidelityFactorETFs-ComboPRO - Fidelity Momentum Factor ETF	Nov. 29, 2023
Fidelity Momentum Factor ETF | Return Before Taxes
Average Annual Return:
Past 1 year	(19.16%)
Past 5 years	7.66%
Since Inception	9.88%	[1]
Fidelity Momentum Factor ETF | After Taxes on Distributions
Average Annual Return:
Past 1 year	(19.39%)
Past 5 years	7.40%
Since Inception	9.59%	[1]
Fidelity Momentum Factor ETF | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(11.18%)
Past 5 years	6.01%
Since Inception	7.88%	[1]
IXZ6D
Average Annual Return:
Past 1 year	(18.92%)
Past 5 years	7.99%
Since Inception	10.22%	[1]
RS001
Average Annual Return:
Past 1 year	(19.13%)
Past 5 years	9.13%
Since Inception	11.33%	[1]

[1]	AFrom September 12, 2016.